EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.03

Exception Grades
Run Date - 5/20/2025 2:52:50 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxx	CASDW180003777	xxx		10160610			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XXXXdisclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (FinXXXX)	Calculating Cash to Close: Final Closing Disclosure provided on XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit				Reviewer Comment (2019-01-22): XXXX received a valid COC for fee change. Seller Comment (2019-01-18): See response to related exception.	01/22/2019			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxx	CASDW180003777	xxx		10151877			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The policy addresses extended replacement cost; however, the dollar amount or percent of extended replacement cost for dwelling was not provided.				Reviewer Comment (2019-01-22): Dwelling protection was based on an estimate of the cost to rebuild, provided by insurer. Seller Comment (2019-01-18): policy covers reimbursement extended limits	01/22/2019			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
xxx	CASDW180003777	xxx		10160612			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of XXXX exceeds tolerance of XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Discount point fee amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2019-01-22): XXXX received a valid COC for fee change. Seller Comment (2019-01-18): See uploaded Disclosure Tracking Reasons (LE).	01/22/2019			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
xxx	CASDW190004166	xxx		11537836			Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Title Commitment provided only referenced the T-42 Endorsement with no mention of T-42.1				Reviewer Comment (2019-04-30): Received xxxx Home Equity Affidavit.	04/30/2019			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	B	A	A	D	B	A	A	Non QM	Non QM	No
xxx	CASDW190004166	xxx		11537906			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	The Fair Market Value disclosure was not signed and dated by a Lender Representative				Reviewer Comment (2019-04-30): Received with Lender signature. Seller Comment (2019-04-30): See attached	04/30/2019			1	C	A	C	A	C	A	C	A	D	A		xxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	A	A	D	B	A	A	Non QM	Non QM	Yes
xxx	CASDW190004166	xxx		11538059			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Rescission Period)	Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on xxxx/xx/xxxxxx, prior to three (3) business days from transaction date of xxxx/xx/xxxxxx	Transaction date recognized as xxxx/xx/xxxxxxs that is the date the Security Instrument was notarized. Per final Closing Disclosure signed xxxx/xx/xxxxxx xxxx/xx/xxxxxxthe disbursement date was xxx/xx/xxxx				Reviewer Comment (2019-04-30): Received updated closing documentation evidencing loan disbursed onxx/xxxxxxx. Seller Comment (2019-04-29): Please see attached which indicates a disbursement date ofxx/xx	04/30/2019			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	D	B	A	A	D	B	A	A	Non QM	Non QM	Yes
xxx	CASDW190004166	xxx		11538067			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxx/xx/xxxxxx, prior to three (3) business days from transaction date of xxxxx/xx/xxxxxx.	Transaction date recognized as xxxxx/xx/xxxxxxs that is the date the Security Instrument was notarized. Per final Closing Disclosure signed xxxxx/xx/xxxxxx xxxxx/xx/xxxxxxthe disbursement date was xxxx/xx/xxxx				Reviewer Comment (2019-04-30): Received updated closing documentation evidencing loan disbursed onxx/xxxxxxx. Seller Comment (2019-04-29): See related exception	04/30/2019			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	D	B	A	A	D	B	A	A	Non QM	Non QM	Yes
xxx	CASDW190004166	xxx		11538906			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 2% of Original Principal Balance)	Texas Constitution Section 50(a)(6): Points and fees on subject loan of {redacted} is in excess of the allowable maximum of {redacted} of the Original Principal Loan Amount. Points and Fees total {redacted} on an Original Principal Loan Amount of {redacted} vs. an allowable total of {redacted} (an overage of {redacted} or {redacted}.	Total fees = {redacted} + (redacted} = {redacted}				Reviewer Comment (2019-04-30): Received signed Discount Point Acknowledgment Disclosure. Seller Comment (2019-04-30): Please see attached Reviewer Comment (2019-04-30): Missing xxxx Discount Point Acknowledgment, axx/xxxxocumentation (Rate Sheet or breakdown from Lock Desk) of un-discounted rate in order to properly test bona-fide discount point. Seller Comment (2019-04-29): It appears xxxx is calculating discount points in the calculation.	04/30/2019			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Cash-out - Other	Refund the borrower, or credit their account, an amount equal to any overcharge paid by the borrower. (Provide Proof of Delivery, LOE, and Copy of Check. [A servicing screen print can be provided in place of a check when a credit is applied to the borrowers account.])	D	B	A	A	D	B	A	A	Non QM	Non QM	Yes
xxx	CASDW190004166	xxx		11548383			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company)	Texas Constitution Section 50(a)(6): Unable to determine if loan was closed an an authorized location due to missing documentation.					Reviewer Comment (2019-04-30): Received xxxx Home Equity Affidavit. Seller Comment (2019-04-29): Please see attached	04/30/2019			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	D	B	A	A	D	B	A	A	Non QM	Non QM	Yes
xxx	CASDW190004166	xxx		11648935			Compliance	Compliance	Federal Compliance	TRID	TRID Disbursement Date	Closing Information section of CD dated xxxxx/xx/xxxxxx reflects inaccurate Disbursement Date.	Received updated closing documentation evidencing loan disbursed onxxxxx/xx/xxxxxx. However, Final CD reflects the Disbursement Date asxxxxx/xx/xxxxxx.				Reviewer Comment (2019-04-30): Lender acknowledges findings. EV2 Rating. Seller Comment (2019-04-30): Lender accepts EV rating			04/30/2019	2		B		B		B		B		B		xxx	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	D	B	A	A	D	B	A	A	Non QM	Non QM	Yes
xxx	304367569	xxx		32033840			Compliance	Compliance	Federal Compliance	GSE	XXXX - XXXX% Points and Fees	XXXX XXXX% Points and Fees Test. Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the XXXX Total Loan Amount. Points and Fees total $XXXX on a XXXX Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or XXXX%).	Points and Fees total $XXXX vs. an investor allowable total of $XXXX for an overage of $XXXX								2	B	B	B	B	B	B	B	B	B	B		xxx	Primary	Purchase	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
xxx	304367569	xxx		32033845			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2024-08-14): Sufficient Cure Provided At Closing		08/14/2024		1	A	A	A	A	A	A	A	A	A	A		xxx	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
xxx	304367569	xxx		32033844			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-14): Sufficient Cure Provided At Closing		08/14/2024		1	A	A	A	A	A	A	A	A	A	A		xxx	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
xxx	304367569	xxx		32033843			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2024-08-14): Sufficient Cure Provided At Closing		08/14/2024		1	A	A	A	A	A	A	A	A	A	A		xxx	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
xxx	304366470	xxx		32065161			Compliance	Compliance	Federal Compliance	GSE	XXXX - XXXX% Points and Fees	XXXX XXXX% Points and Fees Test. Points and Fees on subject loan of XXXX% is in excess of the investor allowable maximum of XXXX% of the XXXX Total Loan Amount. Points and Fees total $XXXX on a XXXX Total Loan Amount of $XXXX vs. an investor allowable total of $XXXX (an overage of $XXXX or XXXX%).	Informational Level XXXX finding only.								2	B	B	B	B	B	B	B	B	B	B		xxx	Primary	Refinance - Cash-out - Other	LOE, copy of check and proof of mailing/delivery. Note: Testing is optional based on deal settings.	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
xxx	304366470	xxx		32065164			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing.	XXXX Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. XXXX				Reviewer Comment (2024-07-26): Sufficient Cure Provided At Closing		07/26/2024		1	A	A	A	A	A	A	A	A	A	A		xxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes
xxx	304366470	xxx		32065166			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.	The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file and Final Title is not yet in file.								2	B	B	B	B	B	B	B	B	B	B		xxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No
xxx	24120021150	xxx	33483444	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year XXXX Overdisclosed - October XXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year XXXX of XXXX on Final Closing Disclosure provided on XXXX are overdisclosed.	Tax, Insurance and Flood Insurance are escrowed as per Final Closing disclosure, Non escrowed property cost is not matching with Final CD.	Reviewer Comment (2025-01-17): SitusAMC received Letter of explanation and Corrected Closing disclosure.

Buyer Comment (2025-01-16): PCCD and LOX

Reviewer Comment (2025-01-16): SitusAMC received rebuttal comment. However, please see doc ID DXXXX Final CD dated XXXX page XXXX disclosed Non-Escrow Property costs over year XXXX in the amount of $XXXX. However, Tax and insurance was escrowed and there seems to be no HOA amount in the loan file. Provide corrected PCCD with LOX to remove the non-escrow amount on page XXXX of CD to reevaluate and re-baseline this exception.

Buyer Comment (2025-01-14): see copy of the FInal CD and IEAD where on the final do you see the $XXXX and not sure what exactly do you want.
																			01/17/2025		2	C	B	C	B	C	B	C	B	C	B		xxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
xxx	24120020572	xxx		33483450			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	- ___	Missing New Loan information on XXXX, closing statement shows Mtg on Credit Report paid off - Please provide Statement and Insurance				Reviewer Comment (2025-01-30): HUD1 from sale provided Buyer Comment (2025-01-28): hud from sale of property	01/30/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxx	24120020572	xxx		33483447			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: ___ Disaster Declaration Date: ___	The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XXXX	SitusAMC	Reviewer Comment (2025-01-28): Clear PDI provided. Grade B applied due to no end date declared yet. Buyer Comment (2025-01-28): INSPECTION			01/28/2025	2	C	B	C	B	C	B	C	B	C	B		xxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxx	24120020572	xxx		33483449			Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	-	Appraisal provided is XXXX which is XXXX prior to note date. Guidelines require appraisal within XXXX days of Note Date.				Reviewer Comment (2025-01-30): Received Recert of Value Effective date XXXX Buyer Comment (2025-01-29): Recert of Value Reviewer Comment (2025-01-29): A 442/completion report is evidence of construction/renovation status and not a recertification of value. Recerts are separate documents and labeled as such on the document. Buyer Comment (2025-01-28): 442 provided in file for recert of value	01/30/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
xxx	25010021502	xxx		33483461			Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	No Cure provided				Reviewer Comment (2025-03-12): SitusAMC Received Valid COC dated XXXX. Buyer Comment (2025-03-12): Please see attached VCOC for increased Broker fee	03/12/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	B	A	C	A	A	A	Non QM	Non QM	Yes
xxx	25010021502	xxx		33483463			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title coverage is less than the loan amount. Provide a current copy of preliminary, commitment or final title.				Reviewer Comment (2025-03-12): Received Buyer Comment (2025-03-12): See attached title supplement	03/12/2025			1	B	A	B	A	B	A	B	A	B	A		xxx	Primary	Refinance - Rate/Term		C	A	B	A	C	A	A	A	Non QM	Non QM	No
xxx	25020022484	xxx		33483473			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank XXXX): General Ability-to-Repay requirements not satisfied.	Ability to Repay failure is due to the missing credit report.				Reviewer Comment (2025-04-08): Received Credit report	04/08/2025			1	A	A	A	A	A	A	A	A	A	A		xxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxx	25020022484	xxx		33483475			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided						Reviewer Comment (2025-04-08): Received Buyer Comment (2025-04-07): See attached Joint Credit report	04/08/2025			1	D	A	D	A	D	A	D	A	D	A		xxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxx	25020022484	xxx		33483474			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.		Credit Report is missing				Reviewer Comment (2025-04-08): Received Buyer Comment (2025-04-07): See trailing docs for Joint credit report.	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxx	25020022484	xxx		33483472			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Credit History	Ability to Repay (Dodd-Frank XXXX): Unable to verify debt obligations using reasonably reliable third-party records.	Credit report was not provided.				Reviewer Comment (2025-04-08): Received Credit report Buyer Comment (2025-04-07): See trailing docs for Joint credit report.	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Purchase		D	A	D	A	C	A	A	A	Non QM	Non QM	No
xxx	25020022484	xxx		33483471			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure is due to the missing credit report.				Reviewer Comment (2025-04-08): Received Credit report Buyer Comment (2025-04-07): See trailing docs for Joint credit report.	04/08/2025			1	B	A	C	A	B	A	C	A	B	A		xxx	Primary	Purchase	Lender to provide updated ATR/QM status	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxx	25020022484	xxx	33483470	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Title - Service Charges. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Fee tolerance violation for the Title - Service Charges. The fee is disclosed as an "Other" title fee on the final Loan Estimate and Closing Disclosure. There is no change of circumstance for this fee in file.	Reviewer Comment (2025-04-08): SitusAMC received lender attestation confirming title fees in section B of the XXXX LE was error and that lender allowed borrower to shop for all title fees

Buyer Comment (2025-04-08): Please see trailing documents for lender attestation.

Reviewer Comment (2025-04-08): Provide a written and signed Lender Attestation that the Title-Escrow, Title-Other, Title-e-Recording and Title-Courier fee disclosed in Section B on the XXXX LE that the placement in Section B was an error and confirm that the borrower was in fact permitted to shop for all title services as reflect in Section C of the LE as the Title-lender title ins & Title-Title Endorsement and as in Section C of Final CD.  Fee can then be tested as shoppable and no tolerance testing.

Buyer Comment (2025-04-08): This is merely a clerical error.  If you look back at all the other LE from the inception of the loan until the LE dated XXXX all the title fees were in section C.  The following CD even shows all the fees correctly place in section C.

Reviewer Comment (2025-04-08): SitusAMC received rebuttal.    The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Services charges fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-07): These are all borrowers chosen provider fees and not subject to any tolerance.
																		04/08/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxx	25020022484	xxx	33483469	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Fee tolerance violation caused by the Title -Recording Service Fee is due to the fee not being disclosed until the final Loan Estimate. The fee then increased on the initial Closing Disclosure with no cure in file or valid change of circumstance.	Reviewer Comment (2025-04-08): SitusAMC received lender attestation confirming title fees in section B of the XXXX LE was error and that lender allowed borrower to shop for all title fees

Buyer Comment (2025-04-08): Please see trailing documents for lender attestation.

Reviewer Comment (2025-04-08): Provide a written and signed Lender Attestation that the Title-Escrow, Title-Other, Title-e-Recording and Title-Courier fee disclosed in Section B on the XXXX LE that the placement in Section B was an error and confirm that the borrower was in fact permitted to shop for all title services as reflect in Section C of the LE as the Title-lender title ins & Title-Title Endorsement and as in Section C of Final CD.  Fee can then be tested as shoppable and no tolerance testing.

Buyer Comment (2025-04-08): This is merely a clerical error.  If you look back at all the other LE from the inception of the loan until the LE dated XXXX all the title fees were in section C.  The following CD even shows all the fees correctly place in section C.

Reviewer Comment (2025-04-08): SitusAMC received rebuttal.    The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Recording service fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-07): These are all borrowers chosen provider fees and not subject to any tolerance.
																		04/08/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxx	25020022484	xxx	33483468	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Courier / Express Mail / Messenger Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Fee tolerance violation is due to the disclosure of the seller paid part of the fee on the buyer's final Closing Disclosure, causing the fee amount to increase. There is no change of circumstance for the disclosure of the seller's section of the fee and there is no cure in file.	Reviewer Comment (2025-04-08): SitusAMC received lender attestation confirming title fees in section B of the XXXX LE was error and that lender allowed borrower to shop for all title fees

Buyer Comment (2025-04-08): Please see trailing documents for lender attestation.

Reviewer Comment (2025-04-08): Provide a written and signed Lender Attestation that the Title-Escrow, Title-Other, Title-e-Recording and Title-Courier fee disclosed in Section B on the XXXX LE that the placement in Section B was an error and confirm that the borrower was in fact permitted to shop for all title services as reflect in Section C of the LE as the Title-lender title ins & Title-Title Endorsement and as in Section C of Final CD.  Fee can then be tested as shoppable and no tolerance testing.

Buyer Comment (2025-04-08): This is merely a clerical error.  If you look back at all the other LE from the inception of the loan until the LE dated XXXX all the title fees were in section C.  The following CD even shows all the fees correctly place in section C.

Reviewer Comment (2025-04-08): SitusAMC received rebuttal.    The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Courier/Express fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-07): These are all borrowers chosen provider fees and not subject to any tolerance.
																		04/08/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxx	25020022484	xxx	33483467	Compliance	Compliance	Federal Compliance	TRID Defect	TRID XXXX Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: XXXX Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower.	Fee tolerance violation is due to the disclosure of the seller paid part of the fee on the buyer's final Closing Disclosure, causing the fee amount to increase. There is no change of circumstance for the disclosure of the seller's section of the fee and there is no cure in file.	Reviewer Comment (2025-04-08): SitusAMC received lender attestation confirming title fees in section B of the XXXX LE was error and that lender allowed borrower to shop for all title fees

Buyer Comment (2025-04-08): Please see attached Lender attestation.

Reviewer Comment (2025-04-08): Provide a written and signed Lender Attestation that the Title-Escrow, Title-Other, Title-e-Recording and Title-Courier fee disclosed in Section B on the XXXX LE that the placement in Section B was an error and confirm that the borrower was in fact permitted to shop for all title services as reflect in Section C of the LE as the Title-lender title ins & Title-Title Endorsement and as in Section C of Final CD.  Fee can then be tested as shoppable and no tolerance testing.

Buyer Comment (2025-04-08): This is merely a clerical error.  If you look back at all the other LE from the inception of the loan until the LE dated XXXX all the title fees were in section C.  The following CD even shows all the fees correctly place in section C.

Reviewer Comment (2025-04-08): SitusAMC received rebuttal.    The inclusion of a fee within Section C of the most recent LE provided to the consumer carries the primary basis for consideration of whether the consumer was permitted to shop.  As the Title- Settlement/Closing fee was included in section B of the most recent LE, the consumer was not allowed to shop and a cure is required.  Provide Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-04-07): These are all borrowers chosen provider fees and not subject to any tolerance.
																		04/08/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
xxx	24120020980	xxx		33483483			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.		Lender requested to increase the market rent disclosed by XXXX% so the overall DSCR is over XXXX. Lender guidelines require XXXX months of rent receipts for the active leases to use XXXX% of the market rent or in-place lease amounts when allowed. Rent receipt was not provided for either unit of the subject property.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX and XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-24): Lender exception approval in file			01/24/2025	2	B	B	B	B	B	B	B	B	B	B		xxx	Investment	Purchase		B	B	B	B			A	A		N/A	No
xxx	24120020980	xxx		33483484			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender allowed the provided appraisal transfer letter which was signed by a member of the sales team.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least XXXX months. Borrowers made a down payment from their own funds on this purchase transaction of at least XXXX and XXXX. The representative FICO score exceeds the guideline minimum by at least XXXX points.		SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-01-24): Lender exception approval in file			01/24/2025	2	B	B	B	B	B	B	B	B	B	B		xxx	Investment	Purchase		B	B	B	B			A	A		N/A	No
xxx	24120020867	xxx		33483485			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Additional assets must be provided or evidence borrower paid the full appraisal fee prior to closing. The provided paid invoice for appraisal services only show a paid amount of $XXXX out of the total $XXXX due.				Reviewer Comment (2025-03-17): Received paid invoice Buyer Comment (2025-03-17): Appraisal invoice -	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Investment	Purchase		C	A	C	A			A	A		N/A	No
xxx	25020022602	xxx		33483487			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage short $XXXX				Reviewer Comment (2025-04-03): Received letter from Insurance provider stating XXXX% replacement cost Buyer Comment (2025-04-01): Please see the attached Letter in regard to the RCE.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Investment	Purchase		C	A	C	A			A	A		N/A	No
xxx	25020022602	xxx	33483488	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Missing XXXX month bank statement for accounts ending in XXXX and XXXX	Reviewer Comment (2025-04-07): Received additional bank statement for XXXX

Buyer Comment (2025-04-03): Please see additional statements for acct XXXX, so we are able to use the funds to resolve reserves issue. Thanks!

Reviewer Comment (2025-04-03): Funds to close Per HUD1:  $XXXX + $XXXX Earnest Money + $XXXX paid outside of closing appraisal (Need the paid receipt to add to Asset Section to give borrower credit for it.  Total Funds required for closing $XXXX
Assets:  I agree we have $XXXX - This includes the credit from the $XXXX Earnest Money deposit.
The difference of Assets $XXXX minus $XXXX = $XXXX.
PITIA = $XXXX X XXXX months = $XXXX
Short for reserves $XXXX - if I get the Appraisal paid receipt for $XXXX showing paid prior to the most recent ending bank statement, I will still be short $XXXX.

Buyer Comment (2025-04-02): Borrower has enough funds for reserves if you don't use the accounts for XXXX and XXXX. Borrower needs (XXXX). Per Final CD Cash to Close is (XXXX). Your calculated assets without those accounts is (XXXX,XXXX). XXXX - XXXX = XXXX. Please review and advise if you agree with these figures to clear this condition. Thank you!
																		04/07/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Investment	Purchase		C	A	C	A			A	A		N/A	No
xxx	25020022602	xxx		33483489			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (2025-04-03): Received Buyer Comment (2025-04-01): I'm not sure of the specific item being requested, but I believe it's the XXXX underwriting approval. Please see attached and advise if it's not what you are looking for.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Investment	Purchase		C	A	C	A			A	A		N/A	No
xxx	25020022602	xxx		33483490			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Rate Lock, required to verify Loan Program.				Reviewer Comment (2025-04-03): Received Buyer Comment (2025-04-01): Please see lock confirmation.	04/03/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Investment	Purchase		C	A	C	A			A	A		N/A	No
xxx	25020022214	xxx		33483493			Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		Rent loss insurance is required and there is no evidence of this insurance in the file.				Reviewer Comment (2025-04-08): Received confirmation from Insurance provider that policy covers XXXX month Buyer Comment (2025-04-07): Email from insurance agent confirming up to XXXX months of rent loss insurance is included.	04/08/2025			1	C	A	C	A	C	A	C	A	C	A		xxx	Investment	Purchase		C	A	C	A			A	A		N/A	No